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AXA Equitable Life Insurance Company

Corporate Owned Incentive Life(R)

PROSPECTUS SUPPLEMENT DATED JULY 30, 2012

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This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The following information was inadvertently omitted from the "Portfolios of the Trusts" section of your current Prospectus:

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 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) - SERIES II                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                               AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of         Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
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





                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104

   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.
                       Corporate Owned Incentive Life(R)
     is a registered service mark of AXA Equitable Life Insurance Company.

                   EVM-05 (8/12)                      Catalog No. 150016 (8/12)
                   NB/IF (SAR)                                          #384055